Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income [Table Text Block]
	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2013	$(367)		$450		$445		$7,352		$7,880
Other comprehensive income (loss) before reclassifications	(75)		65		260		428		678
Amounts reclassified from accumulated OCI	416	[1]	(16)	[1]	36	[2]	(933)	[3]	(497)
Net other comprehensive income (loss)	341		49		296		(505)		181
Balance as of December 31, 2014	(26)		499		741		6,847		8,061
Other comprehensive income (loss) before reclassifications	(1,172)		-		(763)		45		(1,890)
Amounts reclassified from accumulated OCI	-	[1]	(15)	[1]	38	[2]	(860)	[3]	(837)
Net other comprehensive income (loss)	(1,172)		(15)		(725)		(815)		(2,727)
Balance as of December 31, 2015	(1,198)		484		16		6,032		5,334
Other comprehensive income (loss) before reclassifications	(797)		58		690		497		448
Amounts reclassified from accumulated OCI	-	[1]	(1)	[1]	38	[2]	(858)	[3]	(821)
Net other comprehensive income (loss)	(797)		57		728		(361)		(373)
Balance as of December 31, 2016	$(1,995)		$541		$744		$5,671		$4,961
[1]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in interest expense in the consolidated statements of income. See Note 10 for additional information.
[3]	The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income
(see Note 12).